Share-Based Payment Transactions - Summary of Group's Restricted Shares Movement (Detail) - Two Thousand and Sixteen Plan [Member] - Unvested Restricted Shares [Member] - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Movement In Restricted Shares [Line Items]
Outstanding at January 1	8,094,901	14,447,616	40,583,273
Vested	(1,164,666)	(6,352,715)	(26,135,657)
Outstanding at December 31,	6,930,235	8,094,901	14,447,616